Schedule of Investments (unaudited)	iShares® USD Green Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.6%
Norinchukin Bank (The), 1.28%, 09/22/26(a)	$780	$709,209
Principal Life Global Funding II, 1.25%, 08/16/26(a)	910	828,748
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)(b)	565	460,332
		1,998,289
Brazil — 0.6%
Suzano Austria GmbH, 5.75%, 07/14/26(c)	830	836,503
Suzano International Finance BV, 5.50%, 01/17/27(b)	1,075	1,074,953
		1,911,456
Canada — 2.0%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(a)(b)	660	481,648
Bank of the Philippine Islands, 2.50%, 09/10/24(c)	200	196,100
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	552	445,937
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31).	1,170	1,000,331
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	785	735,959
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(b)	1,135	1,052,490
Royal Bank of Canada, 1.15%, 07/14/26(b)	1,070	982,508
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	705	651,702
Toronto-Dominion Bank (The)
1.25%, 12/13/24	785	759,240
5.26%, 12/11/26	330	335,510
		6,641,425
Chile — 0.4%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(c)	940	803,640
Inversiones CMPC SA, 4.38%, 04/04/27(c)	730	706,346
		1,509,986
China — 6.7%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(c)	200	193,893
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(c)	200	187,200
2.00%, 01/18/27(c)	1,000	931,907
Amipeace Ltd., 1.75%, 11/09/26(c)	700	647,367
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(b)	1,055	877,619
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(c)	800	745,127
Bank of China Ltd./Singapore
0.80%, 04/28/24(c)	1,000	989,118
3.25%, 04/28/25(c)	700	686,081
Bank of China Ltd./Sydney, 0.75%, 09/29/24(c)	200	194,129
Bank of China/Johannesburg, 1.88%, 02/16/25(c)	400	387,803
CGNPC International Ltd., 2.75%, 07/02/24(c)	1,400	1,385,053
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(c)	1,400	1,326,143
5.00%, 11/30/26(c)	800	808,927
China Construction Bank Corp./London, 3.13%, 05/17/25(c)	1,400	1,368,833
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(c)	200	188,243
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(c)	1,200	1,099,781
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(c)	400	387,649
Coastal Emerald Ltd., 4.10%, 06/15/25(c)	600	586,688
Greentown China Holdings Ltd., 2.30%, 01/27/25(c)	400	380,755
Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(c)	$1,800	$1,660,851
2.95%, 06/01/25(c)	1,700	1,657,057
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(c)	1,200	1,162,936
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(c)	1,000	984,491
3.25%, 05/18/25(c)	1,000	980,293
Lenovo Group Ltd., 6.54%, 07/27/32 (Call 04/27/32)(c)	830	886,566
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25(c)	200	188,262
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	800	785,349
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(c)	625	449,724
Xingcheng Bvi Ltd., 2.38%, 10/08/26(c)	600	541,059
		22,668,904
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33 (Call 06/14/33)(a)	1,125	1,171,175

France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(d)	1,415	1,299,056
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)	2,150	2,105,698
		3,404,754
Germany — 3.3%
Deutsche Bank AG/New York NY, 1.69%, 03/19/26	1,195	1,118,610
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	4,300	3,493,115
1.00%, 10/01/26	3,305	3,048,537
1.75%, 09/14/29(b)	2,530	2,248,662
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(c)	1,200	1,162,086
		11,071,010
Hong Kong — 1.8%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(c)	400	389,161
1.75%, 09/16/26 (Call 08/16/26)(c)	600	549,751
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(c)	900	732,167
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(c)	1,100	1,024,314
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(c)	900	857,683
MTR Corp. Ltd., 1.63%, 08/19/30(c)	2,150	1,808,181
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(c)	900	855,223
		6,216,480
India — 1.2%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)(c)	850	757,422
3.84%, 12/13/27(c)	600	574,475
Power Finance Corp. Ltd., 3.75%, 12/06/27(c)	700	665,901
REC Ltd.
3.88%, 07/07/27(c)	700	670,357
5.63%, 04/11/28(c)	1,200	1,215,607
		3,883,762

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(c)	$600	$601,274
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(c)	1,200	1,100,426
		1,701,700
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(d)	1,475	1,490,294

Japan — 4.0%
Aozora Bank Ltd.
5.90%, 03/02/26(c)	400	404,744
5.90%, 09/08/26(c)	500	507,253
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(c)	700	648,757
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,355	1,317,227
2.53%, 03/10/27 (Call 02/10/27)	1,538	1,449,789
2.97%, 03/10/32 (Call 12/10/31)	1,130	1,013,725
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(c)	900	824,324
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(a)	575	483,928
Mizuho Financial Group Inc.
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	435	396,471
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	2,400	2,466,507
Norinchukin Bank (The)
4.87%, 09/14/27(a)	575	574,100
5.43%, 03/09/28(a)(b)	760	776,161
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	665	594,716
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(a)	795	740,151
2.80%, 03/10/27(a)(b)	730	686,653
5.50%, 03/09/28(a)(b)	790	809,170
		13,693,676
Netherlands — 2.7%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(d)	1,585	1,395,747
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(d)	1,490	1,388,641
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(d)	1,375	1,264,146
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(d)	1,435	1,358,101
4.63%, 01/06/26(a)	1,910	1,899,474
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(a)	2,030	1,949,112
		9,255,221
Portugal — 0.4%
EDP Finance BV, 1.71%, 01/24/28(a)	1,500	1,335,386

Qatar — 0.3%
QNB Finance Ltd., 1.63%, 09/22/25(c)	1,000	939,728
Security	Par (000)	Value

Saudi Arabia — 4.7%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(c)	$2,700	$2,655,082
4.88%, 02/14/35 (Call 11/14/34)(c)	3,000	2,859,280
5.00%, 10/13/27 (Call 09/13/27)(c)	2,000	2,001,408
5.13%, 02/14/53 (Call 08/14/52)(c)	2,500	2,129,939
5.25%, 10/13/32 (Call 07/13/32)(c)	1,900	1,922,215
5.38%, 10/13/2122 (Call 04/13/22)(c)	800	675,039
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(c)	1,200	1,133,068
2.41%, 09/17/30(c)	900	773,442
Saudi Electricity Sukuk Programme Co., 4.63%, 04/11/33(c)	1,850	1,798,158
		15,947,631
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	800	777,303

South Korea — 4.8%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(c)	400	404,883
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(c)	400	403,107
Hyundai Capital Services Inc.
1.25%, 02/08/26(c)	1,300	1,199,277
2.50%, 01/24/27(c)	50	46,396
Kia Corp.
1.00%, 04/16/24(c)	1,200	1,188,888
1.75%, 10/16/26(c)	150	137,498
2.38%, 02/14/25(c)	1,050	1,019,915
2.75%, 02/14/27(c)	730	683,637
Korea Development Bank (The), 0.75%, 01/25/25(b)	2,250	2,163,284
Korea Electric Power Corp., 2.50%, 06/24/24(c)	1,455	1,438,434
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(c)(d)	725	716,803
LG Chem Ltd.
3.25%, 10/15/24(c)	700	689,312
3.63%, 04/15/29(c)	695	649,993
LG Energy Solution Ltd.
5.63%, 09/25/26(c)	600	605,920
5.75%, 09/25/28(c)	900	922,395
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(c)	700	686,726
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(c)	750	691,792
SK Battery America Inc., 2.13%, 01/26/26(c)	1,200	1,114,048
SK On Co. Ltd., 5.38%, 05/11/26(c)	1,400	1,409,403
		16,171,711
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(c)	1,700	1,703,309

Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(a)(b)	1,540	1,410,020

United Arab Emirates — 3.5%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(c)	700	688,257
5.50%, 01/12/29(c)	1,100	1,121,392
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(c)	1,550	1,530,620
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(c)	700	682,611
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(c)	1,000	1,001,629
Emirates NBD Bank PJSC, 5.88%, 10/11/28(c)	500	517,340

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(c)	$1,000	$997,064
5.13%, 10/13/27(c)	975	983,093
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	400	374,325
4.64%, 05/14/29(c)	1,400	1,366,014
5.00%, 06/01/33(c)	600	589,775
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/33(c)	1,200	1,178,691
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(c)	949	751,751
		11,782,562
United States — 35.1%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	1,220	1,130,771
2.45%, 01/15/31 (Call 10/15/30)(b)	1,405	1,172,995
5.45%, 06/01/28 (Call 05/01/28)(b)	1,485	1,504,266
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	1,070	847,283
2.95%, 03/15/34 (Call 12/15/33)	1,505	1,244,045
3.80%, 04/15/26 (Call 02/15/26)	545	531,343
4.75%, 04/15/35 (Call 01/15/35)(b)	695	669,602
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	100	101,056
Apple Inc., 3.00%, 06/20/27 (Call 03/20/27)(b)	1,595	1,531,252
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)	680	415,525
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	985	869,008
2.05%, 01/15/32 (Call 10/15/31)(b)	730	607,520
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,085	1,062,560
3.20%, 04/15/25 (Call 03/15/25)	1,085	1,056,263
3.80%, 06/01/29 (Call 03/01/29)	1,170	1,100,240
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(b)(d)	2,695	2,633,291
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(b)	545	413,813
2.55%, 04/01/32 (Call 01/01/32)	2,000	1,592,350
3.40%, 06/21/29 (Call 03/21/29)	2,145	1,923,170
4.50%, 12/01/28 (Call 09/01/28)	630	601,548
6.50%, 01/15/34 (Call 10/15/33)(b)	1,085	1,134,348
6.75%, 12/01/27 (Call 11/01/27)	1,300	1,359,066
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	1,145	850,224
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	930	866,728
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,505	1,242,978
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,355	1,117,042
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	954	786,350
Series A, 1.90%, 04/01/28 (Call 02/01/28)	826	749,913
Series A, 4.05%, 05/15/48 (Call 11/15/47)	750	629,120
Series B, 3.25%, 04/01/51 (Call 10/01/50)	622	445,487
Series B, 3.65%, 03/01/52 (Call 09/01/51)	700	541,987
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	1,010	990,082
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,115	992,028
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	920	873,748
Security	Par (000)	Value

United States (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)(b)	$1,213	$1,136,360
1.55%, 03/15/28 (Call 01/15/28)	865	761,705
2.50%, 05/15/31 (Call 02/15/31)	1,522	1,292,759
3.90%, 04/15/32 (Call 01/15/32)(b)	1,855	1,716,197
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	695	571,065
4.15%, 12/01/28 (Call 09/01/28)	790	773,700
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	618	587,071
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	708	655,632
5.38%, 05/01/28 (Call 04/01/28)	510	515,217
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	721	652,705
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	3,800	3,147,048
6.10%, 08/19/32 (Call 05/19/32)(b)	2,660	2,659,763
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)(b)	885	899,257
5.60%, 10/15/32 (Call 07/15/32)(b)	2,160	2,188,958
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	542	522,607
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	970	875,757
2.13%, 12/01/28 (Call 10/01/28)	645	568,998
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/16/29)(b)	480	431,294
Series I, 3.50%, 09/15/30 (Call 06/15/30)	1,885	1,694,944
Series J, 2.90%, 12/15/31 (Call 09/15/31)	335	281,534
Hyundai Capital America, 5.80%, 06/26/25(a)	656	660,175
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	535	389,746
3.60%, 04/01/29 (Call 01/01/29)	647	611,564
4.10%, 09/26/28 (Call 06/26/28)	505	490,485
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(b)(d)	1,918	1,868,465
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(d)	3,015	3,100,166
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	945	905,271
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	1,810	1,361,299
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	350	267,412
2.65%, 11/15/33 (Call 08/15/33)	870	658,495
4.75%, 12/15/28 (Call 09/15/28)(b)	725	697,889
Kimco Realty OP LLC, 2.70%, 10/01/30 (Call 07/01/30)(b)	835	724,743
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	930	751,467
Massachusetts Institute of Technology, 3.96%, 07/01/38	561	511,892
Metropolitan Life Global Funding I, 0.95%, 07/02/25(a)	1,365	1,293,491
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	565	358,682
3.10%, 05/01/27 (Call 02/01/27)	262	250,513
3.15%, 04/15/50 (Call 10/15/49)	995	704,277
3.65%, 04/15/29 (Call 01/15/29)	1,035	991,549
3.65%, 08/01/48 (Call 02/01/48)(b)	940	736,687
3.95%, 08/01/47 (Call 02/01/47)	760	626,939
4.25%, 07/15/49 (Call 01/15/49)	1,400	1,208,969

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
5.30%, 02/01/55 (Call 08/01/54)	$35	$35,469
5.35%, 01/15/34 (Call 10/15/33)	100	104,661
5.85%, 09/15/54 (Call 03/15/54)	45	49,182
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(b)	607	519,253
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,360	2,090,999
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)	900	748,874
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	757	778,835
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)(b)	546	507,997
Norinchukin Bank (The), 2.08%, 09/22/31(a)	755	618,540
Northern States Power Co./MN
2.25%, 04/01/31 (Call 11/01/30)(b)	419	358,019
2.60%, 06/01/51 (Call 12/01/50)	1,025	655,320
2.90%, 03/01/50 (Call 09/01/49)	695	475,703
3.20%, 04/01/52 (Call 10/01/51)	607	435,313
4.50%, 06/01/52 (Call 12/01/51)	615	555,229
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)(b)	482	333,100
3.25%, 05/15/29 (Call 02/15/29)	630	595,346
3.95%, 04/01/30 (Call 01/01/30)	710	678,708
4.95%, 09/15/52 (Call 03/15/52)	603	574,440
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	375	358,477
Pacific Life Global Funding II, 1.38%, 04/14/26(a)	1,385	1,285,156
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)(b)	1,560	989,856
5.50%, 05/15/54 (Call 11/15/53)(b)	1,860	1,799,458
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(b)	455	350,981
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(b)	780	763,020
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,925	1,912,773
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(b)	1,190	961,857
4.63%, 01/15/33 (Call 10/15/32)	965	951,156
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	761	711,212
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,080	1,045,632
4.10%, 06/15/48 (Call 12/15/47)(b)	900	731,052
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	598	417,353
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	445	276,009
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	739	609,075
Series K, 3.15%, 08/15/51 (Call 02/15/51)(b)	526	360,883
Puget Sound Energy Inc., 5.45%, 06/01/53 (Call 12/01/52)	215	219,711
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	630	507,040
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(b)	640	410,988
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	1,116	1,094,362
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(b)	795	783,624
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)	1,053	714,025
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	185	139,380
Security	Par (000)	Value

United States (continued)
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	$1,415	$956,446
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,047	918,423
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)(b)	465	379,067
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	532	405,188
3.10%, 11/01/34 (Call 08/01/34)	500	412,380
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	855	534,948
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)(b)	916	912,379
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(b)	1,195	981,092
2.85%, 09/03/41 (Call 03/03/41)(b)	1,585	1,157,796
3.88%, 02/08/29 (Call 11/08/28)	1,665	1,608,413
3.88%, 03/01/52 (Call 09/01/51)(b)	1,512	1,205,413
5.05%, 05/09/33 (Call 02/09/33)(b)	1,590	1,606,531
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)(b)	820	773,591
3.85%, 06/15/32 (Call 03/15/32)(b)	855	783,381
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	800	803,413
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	355	354,137
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	520	421,447
3.95%, 09/01/32 (Call 06/01/32)	855	804,829
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	718	467,389
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	595	538,329
2.25%, 01/30/31 (Call 10/30/30)	935	798,801
		119,021,210

Total Corporate Bonds & Notes — 75.4%
(Cost: $267,110,209)		255,706,992

Foreign Government Obligations(e)

Canada — 0.5%
CDP Financial Inc., 1.00%, 05/26/26(a)	1,800	1,667,303

Chile — 1.3%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	2,065	1,769,967
3.50%, 01/25/50 (Call 07/25/49)	3,485	2,577,674
		4,347,641
China — 0.6%
China Development Bank/Hong Kong, 0.63%, 09/09/24(c)	2,000	1,946,485

Hong Kong — 3.8%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(a)	1,580	1,466,306
4.75%, 01/12/28 (Call 11/12/27)(a)(b)	1,280	1,293,738
Hong Kong Government International Bond
0.63%, 02/02/26(a)	835	777,146
1.38%, 02/02/31(a)	1,700	1,417,177
1.75%, 11/24/31(c)	1,700	1,431,869
2.38%, 02/02/51(a)	800	518,121
2.50%, 05/28/24(a)	400	396,609
4.00%, 06/07/28(a)(b)	650	648,824
4.00%, 06/07/33(a)(b)	1,250	1,236,995

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
4.38%, 01/11/26(a)	$30	$30,031
4.50%, 01/11/28(a)	1,210	1,231,174
4.63%, 01/11/33(a)	1,500	1,550,652
5.25%, 01/11/53(a)(b)	770	833,652
		12,832,294
Indonesia — 1.5%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(c)	1,180	889,007
3.90%, 08/20/24(c)	1,180	1,172,683
4.70%, 06/06/32(c)	1,900	1,878,956
5.60%, 11/15/33(b)(c)	1,000	1,051,373
		4,992,019
Israel — 0.8%
Israel Government International Bond, 4.50%, 01/17/33	2,985	2,797,690

Japan — 0.6%
Japan Bank for International Cooperation
1.63%, 01/20/27(b)	1,235	1,141,642
4.38%, 10/05/27	750	751,690
4.88%, 10/18/28	250	256,501
		2,149,833
Netherlands — 0.2%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 2.75%, 02/20/24(c)	700	698,995

Norway — 0.3%
Kommunalbanken AS
0.50%, 10/21/24(a)(b)	330	319,324
2.13%, 02/11/25(a)	630	612,695
		932,019
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(Call 03/12/27)(c)	990	963,978

Senegal — 2.1%
European Investment Bank
0.63%, 10/21/27	425	375,590
3.75%, 02/14/33(b)	6,770	6,612,197
		6,987,787
South Korea — 1.4%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(c)	1,005	890,918
2.13%, 01/18/32(b)	1,650	1,376,031
Korea Development Bank (The), 0.40%, 06/19/24	450	441,740
Korea International Bond, 2.00%, 06/19/24	2,125	2,099,432
		4,808,121
Supranational — 8.2%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(a)(b)	1,140	1,042,050
Asian Development Bank
1.75%, 08/14/26	1,055	994,630
2.13%, 03/19/25(b)	1,248	1,212,680
2.38%, 08/10/27(b)	789	746,471
3.13%, 09/26/28	1,820	1,752,241
European Bank for Reconstruction & Development, 1.50%, 02/13/25	2,380	2,301,377
European Investment Bank
0.75%, 09/23/30	1,686	1,370,766
1.63%, 10/09/29	1,499	1,321,062
Security	Par (000)	Value

Supranational (continued)
1.63%, 05/13/31(b)	$3,800	$3,239,900
2.13%, 04/13/26	4,100	3,920,507
2.38%, 05/24/27	1,077	1,022,011
2.50%, 10/15/24	1,870	1,837,758
2.88%, 06/13/25(a)	500	489,095
International Bank for Reconstruction & Development
2.13%, 03/03/25	820	797,821
3.13%, 11/20/25	2,905	2,841,281
International Finance Corp., 2.13%, 04/07/26	3,120	2,984,550
		27,874,200
Sweden — 0.5%
Kommuninvest I Sverige AB, 0.38%, 06/19/24(a)	1,900	1,864,261

Total Foreign Government Obligations — 22.1%
(Cost: $78,399,842)		74,862,626

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	360	314,627
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	500	471,955
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)(b)	500	399,568

Total Municipal Debt Obligations — 0.4%
(Cost: $1,335,627)		1,186,150

Total Long-Term Investments — 97.9%
(Cost: $346,845,678)		331,755,768

	Shares

Short-Term Securities

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(f)(g)(h)	32,774,227	32,793,892
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(f)(g)	3,950,000	3,950,000

Total Short-Term Securities — 10.8%
(Cost: $36,729,916)		36,743,892

Total Investments — 108.7%
(Cost: $383,575,594)		368,499,660

Liabilities in Excess of Other Assets — (8.7)%		(29,479,226)

Net Assets — 100.0%		$339,020,434

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,038,190	$8,752,204	(a)	$—	$(87)	$3,585	$32,793,892	32,774,227	$50,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,700,000	1,250,000	(a)	—	—	—	3,950,000	3,950,000	34,058		—
					$(87)	$3,585	$36,743,892		$84,190		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$255,706,992	$—	$255,706,992
Foreign Government Obligations	—	74,862,626	—	74,862,626
Municipal Debt Obligations	—	1,186,150	—	1,186,150
Short-Term Securities
Money Market Funds	36,743,892	—	—	36,743,892
	$36,743,892	$331,755,768	$—	$368,499,660

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
January 31, 2024

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate

Currency Abbreviation

USD	United States Dollar